1933 Act File No. 333-123257
1940 Act File No. 811-10325

Market Vectors ETF Trust

Supplement dated October 17, 2007 (“Supplement”)
to the Statements of Additional Information
dated
April 9, 2007
May 1, 2007
and
July 31, 2007

     This Supplement updates certain information contained in the above-dated Statements of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors—Agribusiness ETF, Market Vectors—Environmental Services ETF, Market Vectors—Global Alternative Energy ETF, Market Vectors—Gold Miners ETF, Market Vectors—Nuclear Energy ETF, Market Vectors—Russia ETF and Market Vectors—Steel ETF (the “Funds”), each a series of the Trust. You may obtain copies of the Trust’s Statements of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

A.	The Statement of Additional Information for the Market Vectors—Global Alternative Energy ETF and Market Vectors—Russia ETF dated April 9, 2007, is revised as follows:

	1.	On page 18 of the Statement of Additional Information, the heading “Interested Trustee” is replaced with “Interested Trustees”.

2.

Under the heading “Independent Trustees” on page 17 of the Statement of Additional Information, the information pertaining to Mr. DeFeo is amended and restated as described below and is moved to page 18 of the Statement of Additional Information under the heading “Interested Trustees”.

Name, Address[1]	Position(s)	Term of	Principal Occupation(s)	Number of	Other
and Age	Held with	Office[2] and	During Past Five Years	Portfolios in	Directorships
	Fund	Length of		Fund	Held By
		Time		Complex[3]	Trustee
		Served		Overseen
Phillip D. DeFeo[5] 61	Chairman	Since 2006	Managing Director, Lithos	7	Director of
	and Trustee		Capital Trustee Partners		Visa USA,
			LLC., 2005 to present;		Computershare
			Chairman and CEO,		Limited,
			Pacific Exchange, Inc.,		Reflow,
			1999 to 2005.		Forward Asset
Management,
LLC, Berea
College and
Interactive
Brokers LLC.

5 Mr. DeFeo is an “interested person” of the Funds within the meaning of the 1940 Act due to his directorship at Interactive Brokers LLC.

3.	Under the heading “Independent Trustees” on page 17 of the Statement of Additional Information, the information pertaining to Mr. Short is amended and restated as described below.

Name, Address[1]	Position(s)	Term of	Principal Occupation(s)	Number of	Other
and Age	Held with	Office[2] and	During Past Five Years	Portfolios in	Directorships
	Fund	Length of		Fund	Held By
		Time		Complex[3]	Trustee
		Served		Overseen
R. Alastair Short 54*	Trustee	Since 2006	Vice Chairman, W.P.	16	None.
Stewart & Co., Ltd. (asset
management firm),
September 2007 to
present; Managing
Director, The GlenRock
Group, LLC (private
equity investment firm),
May 2004 to September
2007; President, Apex
Capital Corporation
(personal investment
vehicle), Jan. 1988 to
present; President, Matrix
Global Investments, Inc.
and predecessor company
(private investment
company), September
1995 to January 1999.

4.	Under the heading “Independent Trustees” on page 17 of the Statement of Additional Information, the information pertaining to Mr. Chow is amended and restated as described below.

Name, Address[1]	Position(s)	Term of	Principal Occupation(s)	Number of	Other
and Age	Held with	Office[2] and	During Past Five Years	Portfolios in	Directorships
	Fund	Length of		Fund	Held By
		Time		Complex[3]	Trustee
		Served		Overseen
David H. Chow 49*	Trustee	Since 2006	Chief Investment Officer,	7	None.
Torch Hill Investment
Partners (private equity
firm), September 2007 to
present; Managing
Partner, Lithos Capital
Partners LLC (private
equity firm), January
2006 to September 2007;
Managing Director,
DanCourt Management
LLC (strategy consulting
firm), March 1999 to
present; Managing
Director, AIG Horizon
Partners, LLC (venture
capital firm), May 2000
to July 2002.

5.	On page 21 of the Statement of Additional Information, the reference to Mr. DeFeo in the second sentence in the second paragraph is removed.

6.

On page 21 of the Statement of Additional Information, the first sentence of the first paragraph under the heading “Remuneration of Trustees” is amended and restated as follows: “The Trust pays each Independent Trustee and Mr. DeFeo an annual retainer of $10,000, a per meeting fee of $5,000 for scheduled quarterly meetings of the Board and each special meeting of the Board and a per meeting fee of $2,500 for telephonic meetings.”

B.	The Statement of Additional Information for the Market Vectors—Environmental Services ETF, Market Vectors—Gold Miners ETF and Market Vectors—Steel ETF dated May 1, 2007, is revised as follows:

1.

Under the heading “Independent Trustees” on page 17 of the Statement of Additional Information, the information pertaining to Mr. DeFeo is amended and restated as described below and is moved to page 18 of the Statement of Additional Information under the heading “Interested Trustees”.

Name, Address[1]	Position(s)	Term of	Principal Occupation(s)	Number of	Other
and Age	Held with	Office[2] and	During Past Five Years	Portfolios in	Directorships
	Fund	Length of		Fund	Held By
		Time		Complex[3]	Trustee
		Served		Overseen
Phillip D. DeFeo[5] 61	Chairman	Since 2006	Managing Director, Lithos	7	Director of
	and Trustee		Capital Trustee Partners		Visa USA,
			LLC., 2005 to present;		Computershare
			Chairman and CEO,		Limited,
			Pacific Exchange, Inc.,		Reflow,
			1999 to 2005.		Forward Asset
Management,
LLC, Berea
College and
Interactive
Brokers LLC.

[5]	Mr. DeFeo is an “interested person” of the Funds within the meaning of the 1940 Act due to his directorship at Interactive Brokers LLC.

2.	Under the heading “Independent Trustees” on page 17 of the Statement of Additional Information, the information pertaining to Mr. Short is amended and restated as described below.

Name, Address[1]	Position(s)	Term of	Principal Occupation(s)	Number of	Other
and Age	Held with	Office[2] and	During Past Five Years	Portfolios in	Directorships
	Fund	Length of		Fund	Held By
		Time		Complex[3]	Trustee
		Served		Overseen
R. Alastair Short 54*	Trustee	Since 2006	Vice Chairman, W.P.	16	None.
Stewart & Co., Ltd. (asset
management firm),
September 2007 to
present; Managing
Director, The GlenRock
Group, LLC (private
equity investment firm),
May 2004 to September
2007; President, Apex
Capital Corporation
(personal investment
vehicle), Jan. 1988 to
present; President, Matrix
Global Investments, Inc.
and predecessor company
(private investment
company), September
1995 to January 1999.

3.	Under the heading “Independent Trustees” on page 17 of the Statement of Additional Information, the information pertaining to Mr. Chow is amended and restated as described below.

Name, Address[1]	Position(s)	Term of	Principal Occupation(s)	Number of	Other
and Age	Held with	Office[2] and	During Past Five Years	Portfolios in	Directorships
	Fund	Length of		Fund	Held By
		Time		Complex[3]	Trustee
		Served		Overseen
David H. Chow 49*	Trustee	Since 2006	Chief Investment Officer,	7	None.
Torch Hill Investment
Partners (private equity
firm), September 2007 to
present; Managing
Partner, Lithos Capital
Partners LLC (private
equity firm), January
2006 to September 2007;
Managing Director,
DanCourt Management
LLC (strategy consulting
firm), March 1999 to
present; Managing
Director, AIG Horizon
Partners, LLC (venture
capital firm), May 2000
to July 2002.

	4.	On page 21 of the Statement of Additional Information, the reference to Mr. DeFeo in the second sentence in the first paragraph is removed.

5.

On page 21 of the Statement of Additional Information, the first sentence of the first paragraph under the heading “Remuneration of Trustees” is amended and restated as follows: “The Trust pays each Independent Trustee and Mr. DeFeo an annual retainer of $10,000, a per meeting fee of $5,000 for scheduled quarterly meetings of the Board and each special meeting of the Board and a per meeting fee of $2,500 for telephonic meetings.”

C.	The Statement of Additional Information for the Market Vectors- Agribusiness ETF and Market Vectors – Nuclear Energy ETF dated July 31, 2007, is revised as follows:

	1.	On page 14 of the Statement of Additional Information, the heading “Interested Trustee” is replaced with “Interested Trustees”.

2.

Under the heading “Independent Trustees” on page 13 of the Statement of Additional Information, the information pertaining to Mr. DeFeo is amended and restated as described below and is moved to page 14 of the Statement of Additional Information under the heading “Interested Trustees”.

Name, Address[1]	Position(s)	Term of	Principal Occupation(s)	Number of	Other
and Age	Held with	Office[2] and	During Past Five Years	Portfolios in	Directorships
	Fund	Length of		Fund	Held By
		Time		Complex[3]	Trustee
		Served		Overseen
Phillip D. DeFeo[5] 61	Chairman	Since 2006	Managing Director,	7	Director of
	and Trustee		Lithos Capital Trustee		Visa USA,
			Partners LLC., 2005 to		Computershare
			present; Chairman and		Limited,
			CEO, Pacific Exchange,		Reflow,
			Inc., 1999 to 2005.		Forward Asset
Management,
LLC, Berea
College and
Interactive
Brokers LLC.

[5]	Mr. DeFeo is an “interested person” of the Funds within the meaning of the 1940 Act due to his directorship at Interactive Brokers LLC.

3.	Under the heading “Independent Trustees” on page 13 of the Statement of Additional Information, the information pertaining to Mr. Short is amended and restated as described below.

Name, Address[1]	Position(s)	Term of	Principal Occupation(s)	Number of	Other
and Age	Held with	Office[2] and	During Past Five Years	Portfolios in	Directorships
	Fund	Length of		Fund	Held By
		Time		Complex[3]	Trustee
		Served		Overseen
R. Alastair Short 54*	Trustee	Since 2006	Vice Chairman, W.P.	16	None.
Stewart & Co., Ltd. (asset
management firm),
September 2007 to
present; Managing
Director, The GlenRock
Group, LLC (private
equity investment firm),
May 2004 to September
2007; President, Apex
Capital Corporation
(personal investment
vehicle), Jan. 1988 to
present; President, Matrix
Global Investments, Inc.
and predecessor company
(private investment
company), September
1995 to January 1999.

4.	Under the heading “Independent Trustees” on page 13 of the Statement of Additional Information, the information pertaining to Mr. Chow is amended and restated as described below.

Name, Address[1]	Position(s)	Term of	Principal Occupation(s)	Number of	Other
and Age	Held with	Office[2] and	During Past Five Years	Portfolios in	Directorships
	Fund	Length of		Fund	Held By
		Time		Complex[3]	Trustee
		Served		Overseen
David H. Chow 49*	Trustee	Since 2006	Chief Investment Officer,	7	None.
Torch Hill Investment
Partners (private equity
firm), September 2007 to
present; Managing
Partner, Lithos Capital
Partners LLC (private
equity firm), January
2006 to September 2007;
Managing Director,
DanCourt Management
LLC (strategy consulting
firm), March 1999 to
present; Managing
Director, AIG Horizon
Partners, LLC (venture
capital firm), May 2000
to July 2002.

5.	On page 17 of the Statement of Additional Information, the reference to Mr. DeFeo in the second sentence in the second paragraph is removed.

6.

On page 17 of the Statement of Additional Information, the first sentence of the first paragraph under the heading “Remuneration of Trustees” is amended and restated as follows: “The Trust pays each Independent Trustee and Mr. DeFeo an annual retainer of $10,000, a per meeting fee of $5,000 for scheduled quarterly meetings of the Board and each special meeting of the Board and a per meeting fee of $2,500 for telephonic meetings.”

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